UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21142

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Municipal Bond Fund (EIM)
Semi-Annual Report
March 31, 2026

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report March 31, 2026
Eaton Vance
Municipal Bond Fund

Eaton Vance
Municipal Bond Fund
March 31, 2026
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	1.08%	2.74%	(0.85)%	1.75%
Fund at Market Price	—	1.35	4.25	(1.09)	1.80

Bloomberg Municipal Bond Index	—	1.38%	4.29%	0.84%	2.16%
% Premium/Discount to NAV[3]
As of period end	(6.42)%
Distributions [4]
Total Distributions per share for the period	$0.30
Distribution Rate at NAV	5.84%
Taxable-Equivalent Distribution Rate at NAV	9.86
Distribution Rate at Market Price	6.24
Taxable-Equivalent Distribution Rate at Market Price	10.54
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	30.52%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is calculated by dividing the Fund’s last regular distribution paid per share in the period (annualized) by the Fund’s NAV or market price (the price at which the Fund is traded on the exchange) at the end of the period. A Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments and should not be used as a measure of performance or confused with “yield” or “income.”
The Fund has adopted a policy to pay common shareholders a stable monthly distribution. A portion of the Fund’s distributions may be subject to the U.S. federal alternative minimum tax. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of amounts characterized for U.S. federal income tax purposes as exempt-interest dividends, ordinary dividends (including qualified dividends), capital gain distributions and nondividend distributions, also known as return of capital distributions. A nondividend or return of capital distribution results from a Fund distributing more than its net investment income and net realized capital gain for a given tax period and may represent a return of some or all of the money that an investor invested in the Fund’s shares, which, like other distributions, can cause the Fund’s NAV to erode.
There is no assurance that the Fund will always be able to pay distributions of a particular size.
With each distribution, the Fund issues a notice to shareholders and a press release containing information about the amount and sources of the distribution and related information. Notices and press releases for the last 24 months are available on our website https://www.
eatonvance.com/resources/closed-end-fund-distribution-notices-19a.html.
The amounts and sources of distributions are only estimates and are not provided for tax reporting purposes. The U.S. federal income tax character of distributions paid to a shareholder is reported on IRS
Form 1099-DIV, which is provided to shareholders shortly after the end of each calendar year.
The amount of the Fund’s distributions is determined by the
investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Shareholders should not assume that the source of any distribution from the Fund is net income or profit.
Taxable-equivalent distributions are calculated using a 40.8% U.S.
federal income tax rate, which reflects the maximum U.S. federal tax rate of 37% plus the 3.8% U.S. federal Medicare surtax. Where applicable, the calculation also includes the highest individual U.S.
state income tax rate for residents of the state for which a Fund’s income is designed to be exempt. Local income taxes and other applicable taxes are not considered in the calculation.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 142.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,467,367
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	250	272,711
Texas Water Development Board, 5.00%, 10/15/58	2,000	2,042,613
		$ 9,782,691
Education — 3.8%
California State University, 5.25%, 11/1/56(1)	$9,000	$ 9,533,880
District of Columbia, (KIPP DC), 4.00%, 7/1/44	280	247,966
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	5,000	5,503,446
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47	60	57,722
New York State Dormitory Authority, (New York University), 5.25%, 7/1/51(1)	5,000	5,219,000
		$ 20,562,014
Electric Utilities — 4.8%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$4,665	$ 3,398,416
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.70%, 10/1/42(2)	300	300,000
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/54(1)	10,000	10,282,400
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	10,579,800
South Carolina Public Service Authority, 5.50%, 12/1/54	1,075	1,136,606
		$ 25,697,222
General Obligations — 28.6%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	$9,000	$ 9,150,750
Alvin Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(1)	2,750	2,896,905
5.25%, 2/15/53(1)	2,750	2,876,912
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,216,300
Bend, OR, 5.00%, 6/1/50(1)	5,000	5,213,550
Canton Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(1)	2,650	2,791,563
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Canton Independent School District, TX, (PSF Guaranteed): (continued)
5.25%, 2/15/55(1)	$2,650	$ 2,766,865
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,082,416
Chicago, IL:
5.00%, 1/1/43	1,935	1,892,369
5.00%, 1/1/44	1,465	1,416,298
5.50%, 1/1/49	4,900	4,817,287
Dallas Independent School District, TX, (PSF Guaranteed), 4.375%, 2/15/56	3,500	3,307,646
Houston, TX, 4.125%, 3/1/51	2,635	2,392,304
Illinois:
4.00%, 11/1/38	13,000	12,458,735
5.50%, 5/1/39	810	853,833
5.75%, 5/1/45	820	858,718
Jackson Public Schools, MI:
5.00%, 5/1/53	1,500	1,539,122
5.25%, 5/1/55	800	835,068
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,184,200
Lockhart Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/55	5,000	5,207,469
Massachusetts:
5.00%, 4/1/55	5,000	5,146,538
5.00%, 4/1/55(1)	10,000	10,293,000
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,203,600
New York, NY:
5.25%, 5/1/41(1)	7,100	7,641,304
5.25%, 5/1/42(1)	3,125	3,339,906
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/55	3,000	3,079,634
Philadelphia, PA, 5.25%, 8/1/45	1,000	1,088,423
Prosper Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	10,000	10,463,200
San Angelo Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	9,000	9,389,250
Van Alstyne Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	6,700	6,995,470
		$ 153,398,635
Hospital — 11.7%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 784,665
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	7,500	7,652,738

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System, Inc.), 4.25%, 8/15/54	$3,545	$ 3,136,321
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,072,696
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.25%, 4/1/55	5,580	5,144,252
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,454,907
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.25%, 7/1/54(1)	5,000	5,243,450
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,446,945
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/55	5,000	5,041,172
Rochester, MN, (Mayo Clinic), 4.375%, 11/15/53	3,500	3,332,654
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,445	1,314,139
5.25%, 11/1/54(1)	6,500	6,757,400
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	3,510	3,322,050
South Dakota Health and Educational Facilities Authority, (Avera Health), 4.25%, 7/1/49	3,000	2,817,771
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,043,546
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	3,615	3,335,025
		$ 62,899,731
Housing — 10.7%
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	$3,500	$ 3,682,773
Michigan Housing Development Authority, Social Bonds, SFMR, 4.95%, 12/1/50	2,000	2,011,328
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	8,835	8,696,138
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.80%, 2/1/53	5,000	4,904,678
Sustainable Development Bonds, 4.95%, 11/1/58	1,575	1,554,538
Sustainable Development Bonds, (FHLMC), 4.95%, 2/1/55	1,500	1,502,406
New York Mortgage Agency, Social Bonds, 4.55%, 10/1/49	4,920	4,781,713
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	4,960	4,888,325
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/49	$6,070	$ 5,910,307
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 5.00%, 10/1/50	2,640	2,653,960
Social Bonds, 5.15%, 10/1/45	2,985	3,045,393
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.65%, 10/1/53	3,835	3,776,774
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	886,309
South Carolina Housing Finance and Development Authority:
4.75%, 1/1/54	1,870	1,837,821
4.95%, 7/1/53	960	956,243
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,540	1,574,743
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/50	5,000	4,956,107
		$ 57,619,556
Industrial Development Revenue — 4.3%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,839,280
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,835,309
Mississippi Business Finance Corp., (Chevron USA, Inc.), 2.65%, 12/1/30(2)	600	600,000
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,585	12,768,949
		$ 23,043,538
Insured - Bond Bank — 0.0%†
Puerto Rico Municipal Finance Agency, (AG), 5.00%, 8/1/27	$195	$ 195,590
		$ 195,590
Insured - Education — 3.9%
Massachusetts College Building Authority, (AG), 5.50%, 5/1/39	$700	$ 835,966
Massachusetts Development Finance Agency, (Boston University), (AG), 6.00%, 5/15/59	1,105	1,199,388
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	17,927,690
(AMBAC), 5.25%, 9/1/32(1)	750	845,640
		$ 20,808,684

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 2.8%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,607,874
(NPFG), 0.00%, 11/15/38	1,000	556,047
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,862,154
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	373,536
South Carolina Public Service Authority, (AG), 5.75%, 12/1/52	6,000	6,409,937
		$ 14,809,548
Insured - Escrowed/Prerefunded — 0.3%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$ 1,596,179
		$ 1,596,179
Insured - General Obligations — 6.7%
Cincinnati City School District, OH, (AG), (FGIC), 5.25%, 12/1/30	$4,500	$ 4,982,374
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	847,462
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,245,744
Irvington Township, NJ, (AG), 0.00%, 7/15/26	4,165	4,124,641
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,103,811
Morgan County School District No. 117, IL, (BAM), 5.25%, 1/1/50	3,500	3,594,551
Nassau County, NY, (AG), 5.00%, 4/1/43(1)	11,665	11,929,445
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,240,935
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,894,035
Trails at Crowfoot Metropolitan District No. 3, CO, (AG), 4.25%, 12/1/54	2,340	2,034,608
		$ 35,997,606
Insured - Hospital — 2.4%
California Statewide Communities Development Authority, (Enloe Medical Center), (AG), 5.375%, 8/15/57	$1,500	$ 1,517,939
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AG), 5.00%, 4/1/53	5,000	5,087,935
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	5,000	5,254,215
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.75%, 11/1/49	750	800,593
		$ 12,660,682
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.3%
Rhode Island Health and Educational Building Corp., (AG), 5.00%, 7/1/55	$1,500	$ 1,446,600
		$ 1,446,600
Insured - Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$500	$ 533,344
		$ 533,344
Insured - Special Tax Revenue — 6.5%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$19,335	$ 12,700,048
Massachusetts, Dedicated Tax Revenue, (NPFG), Escrowed to Maturity, 5.50%, 1/1/29	750	804,359
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	18,000	20,059,342
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	420	416,650
(AG), 0.00%, 7/1/27	1,120	1,075,252
		$ 35,055,651
Insured - Transportation — 3.6%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/53	$6,000	$ 1,589,158
Colorado Bridge and Tunnel Enterprise, (AG), 5.25%, 12/1/54	2,500	2,601,356
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	12,790,097
New Jersey Turnpike Authority, (AG), (BHAC), 5.25%, 1/1/29	1,000	1,073,326
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	984,210
		$ 19,038,147
Insured - Water and Sewer — 2.2%
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32(1)	$10,000	$ 10,119,500
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,878,238
		$ 11,997,738
Lease Revenue/Certificates of Participation — 2.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$3,750	$ 3,848,846
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,135,312
		$ 10,984,158

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 4.2%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,400	$ 5,168,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	5,000	5,244,524
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,554,998
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	4,520	4,862,369
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	250	251,605
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,352,521
		$ 22,434,017
Senior Living/Life Care — 2.2%
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(3)	$1,230	$ 1,138,067
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	156,142
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	3,145	3,091,503
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	310	293,058
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	4,086,112
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	3,500	3,176,920
		$ 11,941,802
Special Tax Revenue — 14.9%
District of Columbia, Income Tax Revenue, 5.25%, 6/1/50(1)	$10,000	$ 10,598,300
Hobe-St. Lucie Conservancy District, FL, 5.875%, 5/1/55	1,050	1,060,373
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/55(1)	10,000	10,500,900
Michigan, (Rebuilding Michigan Program), 5.50%, 11/15/49(1)	10,000	10,671,600
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/47	5,000	5,116,620
5.50%, 11/1/45(1)	5,000	5,360,000
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,002,990
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/47	3,500	3,134,535
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue: (continued)
5.50%, 3/15/53(1)	$4,000	$ 4,279,040
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	5,712,750
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/59(1)	10,000	10,365,400
		$ 79,802,508
Transportation — 16.3%
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.50%, 7/1/55	$2,265	$ 2,379,867
Charlotte, NC, 5.00%, 7/1/50(1)	5,400	5,582,574
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	3,920	3,925,865
Houston, TX, Airport System Revenue, (AMT), 5.50%, 7/1/55	2,500	2,612,435
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	2,290	2,334,125
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	2,125	2,180,263
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	10,000	10,295,200
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,770	1,812,589
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/50	1,000	1,009,248
New Jersey Turnpike Authority, 5.25%, 1/1/50	4,000	4,244,538
New York Thruway Authority, 5.00%, 1/1/56	1,885	1,914,217
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 6.00%, 6/30/54	960	994,927
Green Bonds, (AMT), 6.00%, 6/30/55	5,000	5,262,067
North Texas Tollway Authority:
5.00%, 1/1/48	6,755	6,778,871
Prerefunded to 1/1/27, 5.00%, 1/1/48	745	758,562
Oklahoma Turnpike Authority, 5.50%, 1/1/53	5,000	5,259,135
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	3,000	3,074,275
5.25%, 12/1/52	2,600	2,698,249
Port Authority of New York and New Jersey, 5.00%, 1/15/55(1)	5,000	5,176,300
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	5,970	6,163,291

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/55(1)	$10,000	$ 10,563,800
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,475	2,401,089
		$ 87,421,487
Water and Sewer — 8.3%
Denver City and County Board of Water Commissioners, CO, 5.00%, 9/15/55(1)	$10,000	$ 10,320,200
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.60%, 1/1/65(2)	3,800	3,800,000
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue:
5.00%, 7/1/50	1,500	1,548,269
5.25%, 7/1/55	4,500	4,683,340
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/52(1)	3,000	3,133,350
5.50%, 6/15/56(1)	10,000	10,716,200
North Texas Municipal Water District, 5.00%, 9/1/51(1)	10,000	10,324,100
		$ 44,525,459
Total Tax-Exempt Municipal Obligations (identified cost $752,027,213)		$ 764,252,587

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 232,946
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	120	121,465
Total Taxable Municipal Obligations (identified cost $350,000)		$ 354,411
Total Investments — 142.5% (identified cost $752,377,213)		$ 764,606,998
Other Assets, Less Liabilities — (42.5)%		$ (228,069,191)
Net Assets — 100.0%		$ 536,537,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $1,431,125 or 0.3% of the Fund's net assets.
At March 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	18.6%
New York	15.6%
Others, representing less than 10% individually	65.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 20.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 12.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments, at value (identified cost $752,377,213)	$ 764,606,998
Cash	94,039
Interest and dividends receivable	10,011,080
Receivable for investments sold	15,000
Trustees' deferred compensation plan	329,145
Total assets	$ 775,056,262
Liabilities
Payable for floating rate notes issued	$ 235,845,411
Payable to affiliates:
Investment adviser fee	397,854
Trustees' deferred compensation plan	329,145
Interest expense and fees payable	1,590,878
Accrued expenses	355,167
Total liabilities	$ 238,518,455
Net Assets	$ 536,537,807
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 513,726
Additional paid-in capital	648,327,271
Accumulated loss	(112,303,190)
Net Assets	$ 536,537,807
Common Shares Issued and Outstanding	51,372,599
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 10.44

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income	$ 7,168
Interest income	18,621,487
Total investment income	$18,628,655
Expenses
Investment adviser fee	$ 2,358,206
Trustees’ fees and expenses	22,053
Custodian fee	68,468
Transfer and dividend disbursing agent fees	46,332
Legal and accounting services	70,072
Printing and postage	65,452
Interest expense and fees	3,497,219
Miscellaneous	97,520
Total expenses	$ 6,225,322
Net investment income	$12,403,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (677,820)
Net realized loss	$ (677,820)
Change in unrealized appreciation (depreciation):
Investments	$ (6,522,021)
Net change in unrealized appreciation (depreciation)	$ (6,522,021)
Net realized and unrealized loss	$ (7,199,841)
Net increase in net assets from operations	$ 5,203,492

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 12,403,333	$ 23,627,025
Net realized loss	(677,820)	(24,417,859)
Net change in unrealized appreciation (depreciation)	(6,522,021)	(17,934,717)
Net increase (decrease) in net assets from operations	$ 5,203,492	$ (18,725,551)
Distributions to common shareholders	$ (15,658,368)*	$ (23,629,580)
Tax return of capital to common shareholders	$ —	$ (9,631,802)
Capital share transactions:
Cost of shares repurchased in tender offer (see Note 5)	$ —	$ (57,951,675)
Net decrease in net assets from capital share transactions	$ —	$ (57,951,675)
Net decrease in net assets	$ (10,454,876)	$(109,938,608)
Net Assets
At beginning of period	$ 546,992,683	$ 656,931,291
At end of period	$536,537,807	$ 546,992,683
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
March 31, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 5,203,492
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(59,715,350)
Investments sold	68,466,298
Net amortization/accretion of premium (discount)	(703,604)
Increase in interest and dividends receivable	(12,138)
Increase in Trustees’ deferred compensation plan	(4,672)
Increase in payable to affiliates for investment adviser fee	7,224
Decrease in interest expense and fees payable	(131,492)
Increase in payable to affiliates for Trustees' deferred compensation plan	4,672
Decrease in accrued expenses	(94,115)
Net change in unrealized (appreciation) depreciation from investments	6,522,021
Net realized loss from investments	677,820
Net cash provided by operating activities	$ 20,220,156
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (15,658,368)
Proceeds from secured borrowings	16,000,000
Repayment of secured borrowings	(20,800,000)
Net cash used in financing activities	$(20,458,368)
Net decrease in cash	$ (238,212)
Cash at beginning of period	$ 332,251
Cash at end of period	$ 94,039
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 3,628,711

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Financial Highlights

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$ 10.65	$ 11.54	$ 10.54	$ 10.85	$ 13.95	$ 14.05
Income (Loss) From Operations
Net investment income(1)	$ 0.24	$ 0.43	$ 0.40	$ 0.39	$ 0.52	$ 0.59
Net realized and unrealized gain (loss)	(0.15)	(0.73)	1.08	(0.30)	(3.07)	(0.09)
Total income (loss) from operations	$ 0.09	$ (0.30)	$ 1.48	$ 0.09	$ (2.55)	$ 0.50
Less Distributions
From net investment income	$ (0.30)*	$ (0.43)	$ (0.40)	$ (0.39)	$ (0.55)	$ (0.60)
Tax return of capital	—	(0.18)	(0.13)	(0.03)	—	—
Total distributions	$ (0.30)	$ (0.61)	$ (0.53)	$ (0.42)	$ (0.55)	$ (0.60)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ —	$ 0.02	$ —	$ —
Discount on tender offer (see Note 5)(1)	$ —	$ 0.02	$ 0.05	$ —	$ —	$ —
Net asset value — End of period	$ 10.44	$ 10.65	$ 11.54	$ 10.54	$ 10.85	$ 13.95
Market value — End of period	$ 9.77	$ 9.94	$ 10.76	$ 8.96	$ 9.68	$ 13.38
Total Investment Return on Net Asset Value(2)	1.08% (3)	(1.95)%	15.31%	1.30%	(18.50)%	3.75%
Total Investment Return on Market Value(2)	1.35% (3)	(1.86)%	26.47%	(3.47)%	(24.19)%	6.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$536,538	$546,993	$656,931	$749,918	$780,476	$1,003,822
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.00% (5)	1.17%	0.97%	1.05%	1.09%	1.09%
Interest and fee expense(6)	1.28% (5)	1.71%	1.78%	2.12%	0.78%	0.41%
Total expenses	2.28% (5)	2.88%	2.75%	3.17%	1.87%	1.50%
Net expenses	2.28% (5)	2.88%	2.75%	3.17%	1.87%	1.50%
Net investment income	4.54% (5)	4.00%	3.57%	3.44%	4.12%	4.18%
Portfolio Turnover	8% (3)	43%	41%	52%	35%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Bond Fund (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at March 31, 2026. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2026, the amount of the Fund's Floating Rate Notes outstanding and the related collateral were $235,845,411 and $306,607,909, respectively. The range of interest rates on the Floating Rate Notes outstanding at March 31, 2026 was 2.42% to 2.82%. For the six months ended March 31, 2026, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $238,279,451 and 2.94%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of March 31, 2026.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund's investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. Consistent with Rule 18f-4, the Fund may treat its investments in residual interest bonds and similar financing transactions as subject to the asset coverage requirements of Section 18 of the 1940 Act, or as derivatives transactions subject to the Fund's value-at-risk (VaR)-based limits on leverage risk. Effective October 11, 2023, the Fund has opted to treat such investments as derivatives transactions. The Fund may change this approach at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund's President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
Distributions in any year may include a return of capital component. For the six months ended March 31, 2026, the amount of distributions estimated to be a tax return of capital was approximately $3,285,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $121,647,681 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $68,813,547 are short-term and $52,834,134 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$515,364,468
Gross unrealized appreciation	$ 19,744,933
Gross unrealized depreciation	(6,347,814)
Net unrealized appreciation	$ 13,397,119
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate of 0.60% of the Fund’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Fund except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund and the amount of floating-rate notes included as a liability in the Fund's Statement of Assets and Liabilities of up to $801,875,000, and (ii) the amount of any outstanding preferred shares issued by the Fund. EVM also serves as the administrator of the Fund, but receives no compensation. For the six months ended March 31, 2026, the investment adviser fee was $2,358,206.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $59,715,350 and $68,425,882, respectively, for the six months ended March 31, 2026.
5  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended March 31, 2026 and the year ended September 30, 2025.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended March 31, 2026 and the year ended September 30, 2025.

Eaton Vance
Municipal Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

On May 6, 2024, the Fund’s Board of Trustees (the “Board”) authorized a cash tender offer (the “Firm Tender Offer”) by the Fund of up to 20% of its outstanding common shares at a price per share equal to 98% of the Fund’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the date the Firm Tender Offer expires. The Board also authorized two conditional cash tender offers, to follow the Firm Tender Offer, for up to 5% of the Fund’s then-outstanding common shares at 98% of NAV per share as of the close of regular trading on the NYSE on the date the tender offer expires, provided certain conditions are met. If the Fund’s common shares were to trade at an average discount to NAV of more than 7.5% (based upon the average of the difference between its volume-weighted average market price and NAV each business day during a four-month measurement period, as measured at the close of the period), the condition for a conditional cash tender offer would be met.
The four-month measurement period for the Initial Conditional Tender Offer was July 9, 2024 through November 8, 2024, during which the condition for the Initial Conditional Tender Offer was met. On December 10, 2024, the Fund commenced a cash tender offer for up to 2,846,127 of its outstanding common shares. The tender offer expired at 5:00 p.m. Eastern Time on January 10, 2025. The number of properly tendered shares that were purchased was 2,846,127. The purchase price of the properly tendered shares was equal to $10.7664 per share for an aggregate purchase price of $30,642,542.
The four-month measurement period for the Second Conditional Tender Offer was March 10, 2025 through July 9, 2025, during which the condition for the Second Conditional Tender Offer was met. On August 6, 2025, the Fund commenced a cash tender offer for up to 2,703,821 of its outstanding common shares. The tender offer expired at 5:00 p.m. Eastern Time on September 4, 2025. The number of properly tendered shares that were purchased was 2,703,821. The purchase price of the properly tendered shares was equal to $10.1002 per share for an aggregate purchase price of $27,309,133.
6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 764,252,587	$ —	$ 764,252,587
Taxable Municipal Obligations	—	354,411	—	354,411
Total Investments	$ —	$764,606,998	$ —	$764,606,998

Eaton Vance
Municipal Bond Fund
March 31, 2026
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2026

FACTS	WHAT DOES MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (“MSIM”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ Investment experience and risk tolerance
■ Checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don’t share
To limit our sharing	To limit sharing, call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com. Please include your name, address, and first three digits (and only the first three digits) of your account number in the email. If we serve you through an investment professional, please contact them directly. Specific Internet addresses, mailing addresses, and telephone numbers are listed on your statements and other correspondence.
Please Note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
*MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Questions?	Call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (See Affiliates definition below.)
What we Do
How does MSIM protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Atlanta Capital Management Company, LLC, Parametric Portfolio Associates LLC, Morgan Stanley Investment Management Co., Morgan Stanley Investment Management Ltd; registered broker-dealers such as Morgan Stanley Distribution, Inc. and Eaton Vance Distributors, Inc. (collectively, the “Investment Management Affiliates”); and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with non-affiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC ("EQ"), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7727    3.31.26

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 26, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	May 26, 2026